Cover	Aug. 04, 2022
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 04, 2022
Entity File Number	33-00215
Entity Incorporation State Country Code	MT
Entity Tax Identification Number	81-0305822
Entity Address Address Line 1	P.O. Box 643
Entity Address City Or Town	Thompson Falls
Entity Address State Or Province	MT
Entity Address Postal Zip Code	59873
City Area Code	406
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	827-3523